Reserves (Details)	12 Months Ended
Dec. 31, 2018
Share Premium [Member]
Description of nature and purpose of reserves within equity	Amount subscribed for share capital in excess of nominal value.
Merger Reserve [Member]
Description of nature and purpose of reserves within equity	Represents the difference between the fair value and nominal value of shares issued on the acquisition of subsidiary companies where the Company has elected to take advantage of merger relief.
Issued Capital [Member]
Description of nature and purpose of reserves within equity	Shares for which consideration has been received but which are not yet issued and which form part of consideration in a business combination.
Foreign Exchange Reserve [Member]
Description of nature and purpose of reserves within equity	Gains/losses arising on retranslating the net assets of overseas operations into sterling.
Accumulated Deficit [Member]
Description of nature and purpose of reserves within equity	All other net gains and losses and transactions with owners (e.g. dividends) not recognised elsewhere.